Net debt - Analysis of changes in consolidated net debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [Line Items]
Net debt, beginning balance	$ (4,188)	$ 1,576
Net debt, foreign exchange adjustment	(69)	110
Net debt, cash movements excluding exchange movements	663	(5,557)
Net debt, other non-cash movements	(637)	(317)
Net debt, ending balance	(4,231)	(4,188)
Overdrafts	1	1
Highly liquid financial assets held in managed investment funds classified as held for trading	877	1,998
Borrowings excluding overdrafts
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(11,070)	(12,166)
Financial liabilities, foreign exchange adjustment	(87)	118
Financial liabilities,, cash movements excluding exchange movements	(1,523)	470
Financial liabilities,, other non-cash movements	(320)	508
Financial liabilities, ending balance	(13,000)	(11,070)
Lease liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(1,200)	(1,363)
Financial liabilities, foreign exchange adjustment	(21)	69
Financial liabilities,, cash movements excluding exchange movements	426	374
Financial liabilities,, other non-cash movements	(556)	(280)
Financial liabilities, ending balance	(1,351)	(1,200)
Derivatives related to net debt
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(690)	(101)
Financial liabilities, foreign exchange adjustment	62	(92)
Financial liabilities,, cash movements excluding exchange movements	(4)	(3)
Financial liabilities,, other non-cash movements	203	(494)
Financial liabilities, ending balance	(429)	(690)
Cash and cash equivalents including overdrafts
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents including overdrafts and other investments, beginning balance	6,774	12,805
Cash and cash equivalents including overdrafts and other investments, foreign exchange adjustment	(23)	15
Cash and cash equivalents including overdrafts and other investments, cash movements excluding exchange movements	2,921	(6,046)
Cash and cash equivalents including overdrafts and other investments, other non-cash movements	0	0
Cash and cash equivalents including overdrafts and other investments, ending balance	9,672	6,774
Other investments
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents including overdrafts and other investments, beginning balance	1,998	2,401
Cash and cash equivalents including overdrafts and other investments, foreign exchange adjustment	0	0
Cash and cash equivalents including overdrafts and other investments, cash movements excluding exchange movements	(1,157)	(352)
Cash and cash equivalents including overdrafts and other investments, other non-cash movements	36	(51)
Cash and cash equivalents including overdrafts and other investments, ending balance	$ 877	$ 1,998